Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2021
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Selling, general and administrative expenses [text block]
25.	Selling, general and administrative expenses

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019

Personnel expenses	1,512,934	1,573,512	1,474,755
Marketing and promotion expenses	72,398	249,043	267,241
Administrative and other expenses*#	2,961,424	2,691,091	3,132,623
	4,546,756	4,513,646	4,874,619
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	253,289	308,494	360,556
Attributable to selling, general and administrative expenses	49,353	80,246	101,363

* Includes net foreign exchange loss of ₹ 15,256, ₹ 2,975 and ₹51,936 for the years ended March 31, 2021, 2020 and 2019 respectively